INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2016	2015

Raw materials	$24,306	$24,218
Work-in-progress	1,348	1,422
Finished goods	75,820	69,839

	$101,474	$95,479